DERIVATIVE ASSET (Details) - Derivative Asset - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	$ 1,406,996	$ 2,420,998
Change in fair value of derivative asset included in earnings	(6,282,381)	(1,068,282)
Gain on extinguishment of derivative asset upon conversion	4,919,957
Foreign currency translation	$ (44,572)	54,280
Balance, end of period		$ 1,406,996